PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Class A
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	400,000,000	400,000,000
Common stock, issued	68,201,056	68,286,954
Common stock, outstanding	68,201,056	68,286,954	68,286,954	67,416,046
Common Class B
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	34,762,909	34,762,909
Common stock, outstanding	34,762,909	34,762,909	34,762,909	34,762,909
Parent Company | Common Class A
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	400,000,000	400,000,000
Common stock, issued	68,201,056	68,286,954
Common stock, outstanding	68,201,056	68,286,954
Parent Company | Common Class B
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	34,762,909	34,762,909
Common stock, outstanding	34,762,909	34,762,909